Investments in Subsidiaries - Activity (Details) - Parent Company - Reportable Legal Entities - DKK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments in Subsidiaries
January 1		kr 3,308
Impairment investment in subsidiaries	kr (10,400)	(10,402)
December 31	6,114	6,114	kr 3,308
Gross
Investments in Subsidiaries
January 1		5,237	4,735
Additions		13,208	502
December 31	18,445	18,445	5,237
Accumulated impairment
Investments in Subsidiaries
January 1		(1,929)	(1,929)
Impairment investment in subsidiaries		(10,402)
December 31	kr (12,331)	kr (12,331)	kr (1,929)